Net income/(loss) per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss)	¥ 146,962	$ 22,523	¥ (104,420)	¥ (416,694)
Numerator for basic and diluted loss per share	¥ 146,962	$ 22,523	¥ (104,420)	¥ (416,694)
Denominator:
Weighted average ordinary shares outstanding-basic	319,553,690	319,553,690	308,364,918	304,542,400
Weighted average ordinary shares outstanding-diluted	341,503,118	341,503,118	308,364,918	304,542,400
Net income/(loss) per share attributable to ordinary shareholders-basic | (per share)	¥ 0.46	$ 0.07	¥ (0.34)	¥ (1.37)
Diluted net income/(loss) per share attributable to ordinary shareholders | (per share)	¥ 0.43	$ 0.07	¥ (0.34)	¥ (1.37)
Stock options and restricted share units
Net loss per share
Anti-dilutive and excluded from the calculation of diluted net loss per share (in shares)	134,722	134,722	27,421,502	26,635,519
ADS
Denominator:
Net income/(loss) per share attributable to ordinary shareholders-basic | (per share)	¥ 6.90	$ 1.06	¥ (5.08)	¥ (20.55)
Diluted net income/(loss) per share attributable to ordinary shareholders | (per share)	¥ 6.46	$ 0.99	¥ (5.08)	¥ (20.55)